SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2005
Date of reporting period: November 30, 2004

REPORT TO STOCKHOLDERS

INCOME FUND • GROWTH FUND	SEMI-ANNUAL
REPORT
November 30, 2004

Fellow Shareowners:

For Amana Mutual Fund Trust’s semi-annual period ended November 30, 2004, the S&P 500 Index gained 5.7% and the NASDAQ Composite Index gained 5.8%. Market indices also advanced for the full 2004 year, continuing the strong results of 2003. For example, the S&P 500 gained 10.9% and the Dow Jones Islamic Index (US) appreciated 6.4% [dividends omitted]. Long-term stock market investors continue to be rewarded.

Strong as the general stock markets have been, the Amana funds have done far better. We simply must caution shareowners that our recent outstanding results may not continue in the future.

Amana Income Fund rocketed 19.7% for the first six months of its fiscal year, ended November 30, 2004. Our main investment industries - energy, utilities, and resources - all gave us excellent returns as commodity and oil & gas prices rose.

Amana Growth Fund jumped 16.0% for the first six months of its fiscal year ended November 30, 2004. The Fund’s heavy investments in technology and medical issues, which we believe have excellent long-term prospects, helped results.

We expect the economy to grow 1% to 3% in 2005, and profits to gain another 7% to 15%. As value investors, the Amana Funds seek investment profits from sound, growing, established businesses that can be held for several years. Over $78 million is now invested in more than 6,600 shareowner accounts through the two Amana mutual funds. Your Board is pleased with Amana’s years of successful Islamic investment leadership and its growth as the Trust’s solid investment reputation widens. Increased assets have offset higher operating costs related to growing regulatory costs on all mutual funds. To reduce expenses, the adviser is voluntarily waiving brokerage commissions on portfolio trades for calendar 2005.

If you have questions or need investment help, please call Saturna Capital at 888/73-AMANA. Further information about fund operations (unaudited) is available for you on the following pages.

Respectfully,
Nicholas Kaiser, President	Talat Othman , Chairman

January 4, 2005

Average Annual Returns*	1 year	5 years	10 years

Amana Income Fund	20.76%	3.76%	10.28%
Amana Growth Fund	23.04%	-2.10%	13.30%
*for years ended 12/31/2004

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Mutual fund performance changes over time and currently may be significantly lower than stated. Recent performance is published online at each month’s end. Please visit amanafunds.com or call Saturna Capital for current performance figures. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any. Share price, yield and return will vary and you may have a gain or loss when you sell your shares.

November 30, 2004 Semi-Annual Report	1

INVESTMENTS		Income Fund
			As of November 30, 2004
	Number of		Market
Issue	Shares	Cost	Value	Percentage

COMMON STOCKS

Automotive
Genuine Parts	11,000	$355,744	$477,510	1.4%
Nissan Motor ADR	28,000	622,163	588,000	1.7%
	SUB-TOTAL	977,907	1,065,510	3.1%
Building
Hanson plc ADS	20,000	723,840	804,400	2.4%
Plum Creek Timber	15,000	383,228	555,000	1.6%
Weyerhaeuser	10,000	660,672	660,000	1.9%
	SUB-TOTAL	1,767,740	2,019,400	5.9%
Chemicals
RPM	25,390	182,267	467,430	1.4%

Energy
BP plc ADR	25,662	1,002,926	1,574,364	4.6%
Conoco Phillips	7,500	428,397	682,425	2.0%
EnCana	12,500	311,371	712,875	2.1%
Exxon Mobil	33,200	589,991	1,701,500	5.0%
Repsol YPF SA ADS	18,000	252,470	438,480	1.3%
USEC	50,000	371,589	526,500	1.6%
	SUB-TOTAL	2,956,744	5,636,144	16.6%
Hotels
Fairmont Hotels & Resorts	6,500	66,882	201,630	0.6%

Machinery
Manitowoc	17,250	95,638	644,287	1.9%

Medical
Abbott Laboratories	12,500	509,967	524,625	1.6%
Bristol-Myers Squibb	26,000	389,132	611,000	1.8%
Lily (Eli)	10,000	646,498	533,300	1.6%
Wyeth	17,000	265,831	677,790	2.0%
	SUB-TOTAL	1,811,428	2,346,715	7.0%
Mining
Alcoa	18,000	630,618	611,640	1.8%
BHP Billiton Ltd. ADS	12,000	278,243	285,120	0.8%
Fording	26,000	518,917	1,939,600	5.7%
Rio Tinto plc ADS	9,000	521,085	1,058,310	3.1%
	SUB-TOTAL	1,948,863	3,894,670	11.4%
Publishing
Dow Jones & Co.	13,000	582,346	555,750	1.6%
McGraw-Hill	8,000	483,616	702,640	2.1%
	SUB-TOTAL	1,065,962	1,258,390	3.7%

2	November 30, 2004 Semi-Annual Report,

Income Fund			INVESTMENTS
	Number of		Market
Issue	Shares	Cost	Value	Percentage

Real Estate
Duke Realty	20,000	$434,493	$691,000	2.0%
Shurgard Storage Centers	20,000	526,956	827,400	2.4%
	SUB-TOTAL	961,449	1,518,400	4.4%
Steel
USX-U.S. Steel Group	24,000	569,643	1,256,640	3.7%

Telecommunications
BCE	30,000	541,105	727,500	2.2%
Sprint (FON Group)	20,000	235,712	456,200	1.4%
Telefonica SA ADS	24,635	189,073	1,294,569	3.8%
Telus	20,000	420,642	508,000	1.5%
Verizon Communications	15,000	518,209	618,450	1.8%
	SUBTOTAL	1,904,741	3,604,719	10.7%
Tools
Regal-Beloit	15,000	273,699	423,150	1.3%

Transportation
Burlington Northern Santa Fe	17,000	498,423	764,660	2.3%
Canadian Pacific Railway Ltd.	23,000	400,426	753,020	2.2%
United Parcel Service- Class B	8,000	532,836	673,200	2.0%
	SUBTOTAL	1,431,685	2,190,880	6.5%
Utilities-Gas & Electric
Avista	36,000	702,851	642,960	1.9%
Duke Energy	23,000	605,920	581,440	1.7%
FPL Group	11,500	453,644	808,795	2.4%
Idacorp	25,000	691,806	805,500	2.4%
National Fuel Gas	22,000	578,684	618,640	1.8%
NiSource	24,000	469,159	522,960	1.6%
Piedmont Natural Gas	25,000	251,256	587,500	1.7%
Puget Energy	12,500	305,086	292,625	0.9%
Sempra Energy	22,300	501,563	824,654	2.4%
	SUBTOTAL	4,559,969	5,685,074	16.8%

TOTAL INVESTMENTS		$20,574,617	$32,213,039	95.0%
Other Assets (net of liabilities)			1,699,304	5.0%
TOTAL NET ASSETS			$33,912,343	100.0%

*Non-income producing security

November 30, 2004 Semi-Annual Report,	3

STATEMENT OF ASSETS AND LIABILITIES		Income Fund

As of November 30, 2004

Assets
Common stocks (cost $20,574,617)	$32,213,039
Cash	1,672,929
Dividends receivable	73,851
Insurance reserve premium	2,529
Total Assets		$33,962,348

Liabilities
Payable to affiliate	50,005
Total liabilities		50,005

Net Assets		$33,912,343

Fund shares outstanding		1,618,482

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	23,273,717
Accumulated net realized loss on investments	(999,797)
Unrealized net appreciation on investments	11,638,423
Net Assets applicable to fund shares outstanding		$33,912,343

Net Asset Value, Offering and Redemption price per share		$20.95

(The accompanying notes are an integral part of these financial statements)

4	November 30, 2004 Semi-Annual Report,

Income Fund	STATEMENT OF OPERATIONS

		Semi-Annual period ended November 30, 2004
Investment income
Dividends (net of foreign taxes of $10,464)		$413,539
Miscellaneous income		5,544
	Gross investment income		$419,083

Expenses
Investment adviser and administration fees		131,061
Distribution fees		34,479
Shareowner servicing fees		26,681
Porfessional fees		15,791
Other expenses		13,320
Filing and registration		9,801
Printing and postage		5,223
Custodian fees		3,382
Total gross expenses		239,738
Less custodian fees waived		(1,476)
Net expenses			238,262
	Net investment income		180,821

Net realized gain on investments
Proceeds from sales		252,505
Less cost of securities sold (based on identified cost)		112,392
	Realized net gain		140,113

Unrealized gain on investments
End of period		11,638,423
Beginning of period		6,827,937
Increase in unrealized gain for the period			4,810,486
	Net realized and unrealized gain on investments		4,950,599

Net increase in net assets resulting from operations			$5,131,420

(The accompanying notes are an integral part of these financial statements)

November 30, 2004 Semi-Annual Report,	5

STATEMENT OF CHANGES IN NET ASSETS	Income Fund
	Six months ended November 30, 2004	Year ended May 31,2004
INCREASE IN NET ASSETS
From operations
Net investment income	$182,821	$381,515
Net realized gain on investments	140,113	108,585
Net increase in unrealized appreciation	4,810,486	3,021,697
Net increase in net assets	5,131,420	3,511,797

Dividends to shareowners from
Net investment income	-	(384,157)
Capital gains distributions	-	-
	-	(384,157)

Fund share transactions
Proceeds from sales of shares	6,820,785	4,570,927
Value of shares issued in reinvestment of dividends	-	374,013
	6,820,785	4,944,940
Cost of shares redeemed	(2,800,812)	(2,721,172)
Net increase in net assets from share transactions	4,019,973	2,223,768
Total increase in net assets	9,151,393	5,351,408

Net Assets
Beginning of period	24,760,950	19,409,542
End of period	$33,912,343	$24,760,950

Shares of the fund sold and redeemed
Number of shares sold	354,779	273,376
Number of shares issued in reinvestment of dividends	-	21,157
	354,779	294,533
Number of shares redeemed	(151,509)	(167,140)
Net increase in number of shares outstanding	203,270	127,393

(The accompanying notes are an integral part of these financial statements)

6	November 30, 2004 Semi-Annual Report,

Income Fund				FINANCIAL HIGHLIGHTS
Selected data per share of capital stock outstanding throughout each period:

	Six months ended			For Year Ended May 31,
	Nov. 30, 2004	2004	2003	2002	2001	2000
Net asset value at beginning of period	$17.50	$15.07	$16.63	$18.62	$18.39	$20.30
Income from investment operations
Net investment income	0.12	0.28	0.19	0.15	0.17	1.88
Net gains or losses on securities (both realized and unrealized)	3.33	2.43	(1.55)	(1.99)	0.23	(1.30)
Total from investment operations	3.45	2.71	(1.36)	(1.84)	0.40	0.58
Less distributions
Dividends (from net investment income)	-	(0.28)	(0.20)	(0.15)	(0.17)	(1.87)
Distributions (from capital gains)	-	-	-	-	-	(0.62)
Total distributions	-	(0.28)	(0.20)	(0.15)	(0.17)	(2.49)
Net asset value at end of period	$20.95	$17.50	$15.07	$16.63	$18.62	$18.39

Total return	29.17%	17.99%	(8.15)%	(9.88)%	2.17%	2.96%

Ratios / Supplemental Data
Net assets ($000), end of period	$33,912	$24,761	$19,410	$20,878	$23,237	$22,004
Ratio of gross expenses to average net assets
Before custodian fee waiver	0.87%	1.72%	1.89%	1.71%	1.57%	1.55%
After custodian fee waiver	0.87%	1.71%	1.87%	1.70%	1.56%	1.54%
Ratio of net investment income to average net assets	0.66%	1.71%	1.36%	0.89%	0.89%	9.25%

Portfolio turnover rate	1%	3%	5%	8%	8%	1%

Brokerage Commissions as percentage of
Average net asets	0.02%	0.01%	0.04%	0.03%	0.02%	0.01%
Principal amount of securities	0.13%	0.09%	0.18%	0.18%	0.13%	0.03%

(The accompanying notes are an integral part of these financial statements)

November 30, 2004 Semi-Annual Report,	7

INVESTMENTS		Growth Fund
			As of November 30, 2004
	Number of		Market
Issue	Shares	Cost	Value	Percentage

COMMON STOCKS

Automotive
Genuine Parts	5,000	$159,450	$217,050	0.5%
Nissan Motor ADR	22,000	338,881	462,000	1.1%
Toyota Motor ADS	8,000	493,678	597,680	1.5%
	SUB-TOTAL	992,009	1,276,730	3.1%

Building
Building Materials Holding	16,000	173,782	583,200	1.4%
Fastenal	5,000	311,437	305,800	0.8%
Lowe's Companies	8,000	282,491	442,640	1.1%
	SUB-TOTAL	767,710	1,331,640	3.3%
Business Services
Gartner Group, Class B*	10,000	119,331	117,000	0.3%

Computer Hardware
3Com*	55,000	286,089	244,200	0.6%
Advanced Digital Information*	24,000	33,778	220,320	0.5%
Advanced Micro Devices*	36,000	323,243	766,080	1.9%
Apple Computer*	36,000	1,005,927	2,413,800	6.0%
Cree Research*	13,000	334,364	465,140	1.2%
International Business Machines	6,000	445,832	565,440	1.4%
Taiwan Semiconductor ADS*	88,451	735,869	704,955	1.8%
	SUB-TOTAL	3,165,102	5,379,935	13.4%

Computer Software
Adobe Systems	16,800	167,688	1,017,408	2.5%
Business Objects SA ADS*	22,000	198,265	512,160	1.3%
Intuit*	15,000	305,029	627,600	1.6%
Macromedia*	16,000	425,799	456,480	1.1%
SS&C Technologies	6,000	130,372	134,340	0.3%
	SUB-TOTAL	1,227,153	2,747,988	6.8%

Electronics
Agilent Technologies*	20,000	670,910	457,800	1.1%
Canon ADS	16,000	642,408	802,720	2.0%
EMCOR Group*	10,000	343,041	462,200	1.1%
Harman International Industries	5,000	396,906	615,750	1.5%
Keithley Instruments	12,000	325,498	227,040	0.6%
Qualcomm	56,000	121,548	2,330,720	5.8%
Trimble Navigation*	27,500	446,875	868,175	2.1%
	SUB-TOTAL	2,947,186	5,764,405	14.2%

8	November 30, 2004 Semi-Annual Report,

Growth Fund			INVESTMENTS
	Number of		Market
Issue	Shares	Cost	Value	Percentage

Energy
BP plc ADS	12,544	$560,544	$769,574	1.9%
EnCana	20,000	653,959	1,140,600	2.8%
Noble*	13,000	390,257	629,850	1.6%
Patterson-UTI Energy*	24,000	399,202	480,240	1.2%
	SUB-TOTAL	2,003,962	3,020,264	7.5%

Food Production
PepsiCo	15,000	770,258	748,650	1.9%
Potash Corp of Saskatchewan	10,000	389,300	765,800	1.9%
	SUB-TOTAL	1,159,558	1,514,450	3.8%
Machinery
Crane	14,000	323,611	423,640	1.1%
Manitowoc	12,000	257,055	448,200	1.1%
	SUB-TOTAL	580,666	871,840	2.2%
Medical
Affymetrix*	15,000	433,091	509,250	1.3%
Amgen*	10,560	172,289	634,022	1.6%
Barr Laboratories *	15,000	498,435	583,950	1.5%
Bone Care International*	35,500	378,587	816,200	2.0%
CryoLife*	50,000	433,660	356,000	0.9%
DENTSPLY International	8,000	355,020	420,880	1.0%
Genentech*	16,000	263,192	772,000	1.9%
Humana*	25,000	571,640	620,500	1.5%
IMS Health	15,000	413,799	338,550	0.8%
Johnson & Johnson	10,000	356,542	603,200	1.5%
Ligand Pharmaceuticals*	12,000	177,237	134,400	0.3%
Lilly (Eli)	10,000	652,263	533,300	1.3%
Novartis AG ADR	10,000	450,970	480,500	1.2%
Novo-Nordisk A/S ADR	10,000	243,206	530,500	1.3%
Oakley*	27,000	422,180	328,050	0.8%
Pharmaceutical Product Development*	10,000	292,822	421,100	1.0%
Wyeth	10,000	441,855	398,700	1.0%
	SUB-TOTAL	6,556,788	8,481,102	20.9%
Mining
Alcoa	17,000	565,065	577,660	1.4%
Rio Tinto plc ADS	5,000	280,819	587,950	1.5%
	SUB-TOTAL	845,884	1,165,610	2.9%

November 30, 2004 Semi-Annual Report,	9

INVESTMENTS		Growth Fund

	Number of		Market
Issue	Shares	Cost	Value	Percentage

Paper & Publishing
McGraw-Hill	7,000	$279,830	$614,810	1.5%
Wiley (John) & Sons, Class A	20,000	409,616	667,000	1.7%
	SUB-TOTAL	689,446	1,281,810	3.2%

Retail
Bed Bath & Beyond*	8,000	268,596	319,424	0.8%
PETsMART	20,000	565,378	685,400	1.7%
Staples	8,000	255,832	255,280	0.6%
	SUB-TOTAL	1,089,806	1,260,104	3.1%

Tools
Regal-Beloit	20,000	472,967	564,200	1.4%

Telecommunications
American Movil ADR	20,000	359,879	934,200	2.3%
Sprint (FON Group)	16,000	247,252	364,960	0.9%
	SUB-TOTAL	607,131	1,299,160	3.2%
Transportation
Lan Airlines SA	30,000	283,182	819,300	2.0%
Supreme Industries	16,500	109,651	100,980	0.3%
United Parcel Service- Class B	11,000	716,358	925,650	2.3%
	SUB-TOTAL	1,109,191	1,845,930	4.6%
Utilities-Electric
Avista	30,000	618,979	535,800	1.3%

TOTAL INVESTMENTS		$24,952,869	$38,457,968	95.2%
Other Assets (net of liabilities)			1,936,743	4.8%
TOTAL NET ASSETS			$40,394,711	100.0%

*Non-Income producing security

10	November 30, 2004 Semi-Annual Report,

Growth Fund		STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2004

Assets
Common stocks (cost $24,952,869)	$38,457,968
Cash	1,935,434
Dividends receivable	35,943
Total Assets		$40,429,345

Liabilities
Payable to affiliate	34,634
Total liabilities		34,634

Net Assets		$40,394,711

Fund shares outstanding		2,822,647

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	28,502,966
Accumulated net realized loss on investments	(1,613,354)
Unrealized net appreciation on investments	13,505,099
Net assets applicable to fund shares outstanding		$40,394,711

Net Asset Value, Offering and Redemption price per share		$14.31

(The accompanying notes are an integral part of these financial statements)

November 30, 2004 Semi-Annual Report,	11

STATEMENT OF OPERATIONS		Growth Fund

		Semi-Annual period ended November 30, 2004
Investment income
Dividends (net of foreign taxes of $9,050)		$132,840
Miscellaneous income		588
	Gross investment income		$133,428

Expenses
Investment adviser and administration fees		165,376
Distribution fees		43,534
Shareowner servicing fees		39,735
Professional fees		19,051
Filing and registration fees		10,886
Other expenses		10,158
Printing and postage		6,369
Custodian fees		3,862
Total gross expenses		298,971
Less custodian fees waived		(1,576)
Net expenses			297,395
	Net investment loss		(163,967)

Net realized loss on investments
Proceeds from sales		625,526
Less cost of securities sold (based on identified cost )		723,250
	Realized net loss		(97,724)

Unrealized gain on investments
End of period		13,505,099
Beginning of period		7,824,792
Increase in unrealized gain for the period			5,680,307
	Net realized and unrealized gain on investments		5,582,583

Net increase in net assets resulting from operations			$5,418,616

(The accompanying notes are an integral part of these financial statements)

12	November 30, 2004 Semi-Annual Report,

Growth Fund	STATEMENT OF CHANGES IN NET ASSETS

	Period ended November 30, 2004	Year ended May 31,2004
INCREASE IN NET ASSETS
From operations
Net investment loss	$(163,967)	$(280,900)
Net realized gain (loss) on investments	(97,724)	386,720
Net increase in unrealized appreciation	5,680,307	5,275,295
Net increase in net assets	5,418,616	5,381,115

Dividends to shareowners from
Net investment income	-	-
Capital gains distributions	-	-
	-	-

From Fund share transactions
Proceeds from sales of shares	4,581,527	9,124,913
Value of shares issued in reinvestment of dividends	-	-
	4,581,527	9,124,913
Cost of shares redeemed	(2,383,907)	(3,870,999)
Net increase in net assets from share transactions	2,197,620	5,253,914
Total increase in net assets	7,616,236	10,635,029

Net assets
Beginning of period	32,778,475	22,143,446
End of period	$40,394,711	$32,778,475

Shares of the fund sold and redeemed
Number of shares sold	352,303	783,801
Number of shares issued in reinvestment of dividends	-	-
	352,303	783,801
Number of shares redeemed	(185,472)	(339,031)

Net increase in number of shares outstanding	166,831	444,770

(The accompanying notes are an integral part of these financial statements)

November 30, 2004 Semi-Annual Report,	13

FINANCIAL HIGHLIGHTS	Growth Fund
Selected data per share of capital stock outstanding throughout each period:

	Six months ended		For Year Ended May 31,
	Nov. 30, 2004	2004	2003	2002	2001	2000
Net asset value at beginning of period	$12.34	$10.01	$11.10	$12.61	$14.45	$9.95
Income from investment operations
Net investment income	(0.06)	(0.11)	(0.11)	(0.12)	(0.11)	(0.11)
Net gains or losses on securities (both realized and unrealized)	2.03	2.44	(0.98)	(1.39)	(1.27)	4.82
Total from investment operations	1.97	2.33	(1.09)	(1.51)	(1.38)	4.71
Less distributions
Dividends (from net investment income)	-	-	-	-	-	-
Distributions (from capital gains)	-	-	-	-	(0.46)	(0.21)
Total distributions	-	-	-	-	(0.46)	(0.21)
Net asset value at end of period	$14.31	$12.34	$10.01	$11.10	$12.61	$14.45

Total return	22.62%	23.28%	(9.82)%	(11.97)%	(9.89)%	47.09%

Ratios / Supplemental Data
Net assets ($000), end of period	$40,395	$32,778	$22,143	$23,965	$26,419	$23,393
Ratio of gross expenses to average net assets
Before custodian fee waiver	0.86%	1.75%	1.96%	1.74%	1.55%	1.46%
After custodian fee waiver	0.86%	1.73%	1.93%	1.73%	1.54%	1.44%
Ratio of net investment income to average net assets	(0.47)%	(1.00)%	(1.20%)	(1.09%)	(0.90)%	(0.75)%

Portfolio turnover rate	2%	13%	16%	8%	11%	14%

Brokerage Commissions as a percentage of
Average net assets	0.01%	0.05%	0.08%	0.03%	0.04%	0.06%
Principal amount of securities	0.11%	0.14%	0.19%	0.15%	0.12%	0.12%

(The accompanying notes are an integral part of these financial statements)

14	November 30, 2004 Semi-Annual Report,

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - Organization
Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

Unaudited Information
The information in this interim report has not been subject to independent audit.

NOTE 2- Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Security Valuation:
Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by the board of trustees.

Federal income taxes:
As a qualified investment company under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that they distribute their taxable income. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of taxable income to shareowners.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners are recorded on the ex-dividend date. Dividend payable dates are the end of May and December. Shareowners electing to reinvest dividends and distributions purchase additional shares at net asset value on the payable date.

Other:
The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Cash dividends from equity securities are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3- Transactions with Affiliated Persons
Under a contract approved by shareowners, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. For the six months ended November 30, 2004, Income Fund and Growth Fund paid advisory fee expenses of $131,061 and $165,376, respectively.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $26,681 and $39,735 for the Income and Growth Fund, respectively, for the six months ended November 30, 2004.

Saturna Brokerage Services (“SBS”, a subsidiary of Saturna Capital) is registered as a broker-dealer and distributes Fund shares. The Funds have adopted a

November 30, 2004 Semi-Annual Report,	15

Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution related activity. For the six months ended November 30, 2004 Income Fund and Growth Fund paid $34,479 and $43,534, respectively, to SBS. SBS is also the primary stockbrokerage used to effect portfolio transactions for the Trust, and was paid $11,065 in commissions at discount rates during the six months ended November 30, 2004. The adviser has undertaken to waive brokerage commissions entirely on Trust portfolio transactions in 2005.

The Fiqh Council of North America is the religious consultant to Saturna regarding Islamic principles. From its advisory fee, Saturna pays a consulting fee equal to .10% of the Trust’s average daily net assets. Consultant fees amounted to $31,207 for the six months ended November 30, 2004.

The independent trustees serve without compensation. The other officers are paid by Saturna Capital, and not the Trust. The Trustees, officer’s families, and affiliates as a group owned 1.45% of the Income Fund’s and .42% of the Growth Fund’s outstanding shares on November 30, 2004. The Trust pays travel expenses for attending meetings. New regulations in 2004 required the Trust to designate a Chief Compliance Officer; Mr. Winship was retained by the Trust and paid $12,500, plus travel expenses, for the six months ended November 30, 2004.

NOTE 4- Dividends
Income Fund dividends from net investment income were $.12 per share paid May 31, 2004 and $.122 per share paid December 31, 2004.
By policy, Growth Fund seeks to avoid paying income dividends. It paid no dividends in 2003 and 2004.

NOTE 5- Investments
As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Income Fund
Capital loss carryforward (999,797)
Unrealized appreciation 11,638,423
$10,638,626

Growth Fund
Capital loss carryforward (1,613,354)
Unrealized appreciation 13,505,099
$11,891,745

During the six months ended November 30, 2004, the Income Fund purchased $4,381,867 of securities and sold $252,505 of securities. The Growth Fund purchased $4,014,922 of securities and sold $625,526 of securities.

NOTE 6- Custody Credits
Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reduction amounted to $1,476 and $1,576 for the Income Fund and Growth Fund, respectively, for the six months ended November 30, 2004.

16	November 30, 2004 Semi-Annual Report,

RENEWAL OF INVESTMENT ADVISORY CONTRACT
On September 3, 2004, the Amana trustees approved continuation of the Funds' contracts with Saturna Capital Corporation. In doing so, the Boards considered a number of factors and made specific determinations relevant to that approval.

In addition to information provided throughout the year, the trustees utilized a comparison of services, performance and fees for six funds with roughly comparable objectives and sizes that the trustees had previously selected as a relevant peer group. The trustees found such information helpful in establishing expectations regarding the performance of the adviser and whether to continue the advisory contracts.

 In their review, the trustees noted that the Funds offer a full range of high-quality investor services. An important factor in the consideration by the Trustees was the adviser's ability and commitment to internally perform shareowner servicing, administration, accounting, marketing and distribution to maintain quality servicing at a reasonable expense.

The trustees found that the investment performance of each of the Funds, both in absolute numbers and relative to the peer group, was quite good. The board took into consideration the focused investment objectives of the Funds, which impact their relative performance when compared to broad indices. They reviewed various Morningstar, Standard & Poor's and Lipper mutual fund ratings, all of which they deemed favorable in both absolute and relative terms.

The trustees reviewed the fees and expenses of the Funds. They noted that the adviser's fees were fair and reasonable. They considered the fees charged by the adviser to other kinds of accounts and the different services provided to those accounts. They reviewed the adviser's consulting relationship with the Fiqh Council of North America, which is a special expense paid by the adviser. In addition, the trustees found the expense ratios comparable to those of other funds in their peer group and to be fair given the sizes of the funds, services provided and expenses incurred. They took into consideration this year's decrease in expense ratios, and saw no need for advisory fee changes or breakpoints. They took into consideration the adviser's avoidance of operational problems, such as those publicized at other Funds in the last year. They noted that various Fund expenses, outside the adviser's control, were rising due to new mutual fund industry regulations.

The trustees reviewed the profitability of the Funds to the adviser and considered whether there are any fallout benefits to Saturna Capital. They know the adviser is relatively small, operates roughly at break-even, and has a dedicated staff working at considerably less than standard industry compensation levels. The trustees agreed that given the relatively small size of the Funds, the fall-out benefits (such as soft dollars) were not significant.

Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds’ website at http://www.amanafunds.com; and (c) on the SEC’s website at http://www.sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds’ website at http://www.amanafunds.com; and (c) on the SEC’s website at http://www.sec.gov.

Availability of Amana Portfolio Information
(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
(2) The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.
(3) The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
(4) The Funds’ make a complete schedule of portfolio holdings after the end of each month available to investors at http://www.amanafunds.com.

November 30, 2004 Semi-Annual Report,	17

EXPENSES

As an Amana mutual fund shareowner, you incur ongoing costs, including management fees; distribution (or service) 12b-1 fees; and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. Nor do you incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires.

EXAMPLES
The examples, one for each Fund, are based on an investment of $1,000 invested at the beginning of the fiscal year and held for the entire year [Friday, November 28, 2003 to Tuesday, November 30, 2004].

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $9,400 account value divided by $1,000 = 9.4), then multiply the result by the number in the first line under heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Funds also charge the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no IRA fees with the Amana Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Amana Funds do not have any such transactional costs). Therefore, the second line of each table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

AMANA INCOME FUND

	Beginning Account Value [Friday, November 28, 2003]	Ending Account Value [Tuesday, November 30, 2004]	Expenses Paid During Period*
Actual (29.17% return after expenses)	$1,000	$1,291.70	$19.94
Hypothetical (5% return before expenses)	$1,000	$1,032.60	$17.40

* Expenses are equal to Amana Income Fund’s annualized expense ratio of 1.74% (based on the most recent semi-annual period of May 28, 2004 through November 30, 2004), multiplied by the average account value of $1,145.85 over the period.

18	November 30, 2004 Semi-Annual Report,

AMANA GROWTH FUND

	Beginning Account Value [Friday, November 28, 2003]	Ending Account Value [Tuesday, November 30, 2004]	Expenses Paid During Period*
Actual (22.62% return after expenses)	$1,000	$1,226.20	$19.15
Hypothetical (5% return before expenses)	$1,000	$1,032.80	$17.20

* Expenses are equal to Amana Growth Fund’s annualized expense ratio of 1.72% (based on the most recent semi-annual period of May 28, 2004 through November 30, 2004), multiplied by the average account value of $1,113.10 over the period.

PORTFOLIOS BY INDUSTRY

The tables below are intended to provide additional information about the fund portfolios by listing investment in various industries.

Amana Income Fund		Amana Growth Fund
Utilities	16.8%	Medical	20.9%
Energy	16.6%	Electronics	14.2%
Mining & Metals	11.4%	Computer Hardware	13.4%
Telecommunications	10.7%	Energy	7.5%
Medical	7.0%	Computer Software	6.8%
Transportation	6.5%	Cash	4.8%
Building Materials	5.9%	Transportation	4.6%
Cash	5.0%	Food Production	3.8%
Real Estate	4.4%	Building Materials	3.3%
Publishing	3.7%	Paper & Publishing	3.2%
Steel	3.7%	Telecommunications	3.2%
Automotive	3.1%	Automotive	3.1%
Other (under 2%)	5.2%	Retail	3.1%
		Mining & Metals	2.9%
		Machinery	2.2%
		Other (under 2%)	3.0%

November 30, 2004 Semi-Annual Report,	19

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the voluntary Board of Trustees.

AMANA MUTUAL FUNDS TRUST

Investment Advisor and Administrator	Saturna Capital Corporation	GRAPHIC OMITTED
Distributor	Saturna Brokerage Services, Inc.
Religious Consultant	Fiqh Council of North America
Custodian	National City Bank of Indiana
Auditors	Tait, Weller & Baker, Philadelphia
Legal Counsel	Kirkpatrick & Lockhart, Washington

This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.	GROWTH • INCOME
1300 N. State Street Bellingham, WA 98225-4730 1-800/SATURNA (1-800/728-8762) For automated assistance, including prices: 1-888/73-AMANA (1-888/732-6262) www.amanafunds.com	SEMI-ANNUAL REPORT November 30, 2004

20	November 30, 2004 Semi-Annual Report,

CONTROLS AND PROCEDURES
(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 29, 2004, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

EXHIBITS
Exhibits included with this filing:

(a) Code of Ethics. (not required)

(b) Certifications.
(1) Nicholas Kaiser, President, Amana Mutual Funds Trust
(2) Christopher Fankhauser, Treasurer, Amana Mutual Funds Trust

November 30, 2004 Semi-Annual Report,	21

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

By:

/s/ Christopher Fankhouser
Christopher Fankhouser, Treasurer

Date: April 3, 2008

22	November 30, 2004 Semi-Annual Report,